Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenue	$ 36,541	$ 25,890	$ 23,565
Emerging Markets
Revenues
Revenue	12,161	8,679	8,165
US
Revenues
Revenue	$ 12,000	$ 8,638	$ 7,747
Rebate, returns and chargebacks (as a percent)	1.50%	3.50%	3.60%
Europe
Revenues
Revenue	$ 7,604	$ 5,059	$ 4,350
Rest of World
Revenues
Revenue	4,776	3,514	3,303
Total Oncology
Revenues
Revenue	13,048	10,850	8,667
Total Oncology | Emerging Markets
Revenues
Revenue	3,223	2,906	2,211
Total Oncology | US
Revenues
Revenue	5,359	4,250	3,449
Total Oncology | Europe
Revenues
Revenue	2,484	1,938	1,423
Total Oncology | Rest of World
Revenues
Revenue	1,982	1,756	1,584
Tagrisso
Revenues
Revenue	5,015	4,328	3,189
Tagrisso | Emerging Markets
Revenues
Revenue	1,336	1,208	762
Tagrisso | US
Revenues
Revenue	1,780	1,566	1,268
Tagrisso | Europe
Revenues
Revenue	986	748	474
Tagrisso | Rest of World
Revenues
Revenue	913	806	685
Imfinzi
Revenues
Revenue	2,412	2,042	1,469
Imfinzi | Emerging Markets
Revenues
Revenue	277	158	30
Imfinzi | US
Revenues
Revenue	1,245	1,185	1,041
Imfinzi | Europe
Revenues
Revenue	485	370	179
Imfinzi | Rest of World
Revenues
Revenue	405	329	219
Lynparza
Revenues
Revenue	2,348	1,776	1,198
Lynparza | Emerging Markets
Revenues
Revenue	384	264	133
Lynparza | US
Revenues
Revenue	1,087	876	626
Lynparza | Europe
Revenues
Revenue	618	435	287
Lynparza | Rest of World
Revenues
Revenue	259	201	152
Calquence
Revenues
Revenue	1,238	522	164
Calquence | Emerging Markets
Revenues
Revenue	20	6	2
Calquence | US
Revenues
Revenue	1,089	511	162
Calquence | Europe
Revenues
Revenue	111	2
Calquence | Rest of World
Revenues
Revenue	18	3
Koselugo
Revenues
Revenue	108	38
Koselugo | Emerging Markets
Revenues
Revenue	1
Koselugo | US
Revenues
Revenue	104	38
Koselugo | Europe
Revenues
Revenue	3
Enhertu
Revenues
Revenue	17
Enhertu | Emerging Markets
Revenues
Revenue	12
Enhertu | Europe
Revenues
Revenue	4
Enhertu | Rest of World
Revenues
Revenue	1
Orpathys
Revenues
Revenue	16
Orpathys | Emerging Markets
Revenues
Revenue	16
Zoladex
Revenues
Revenue	948	888	813
Zoladex | Emerging Markets
Revenues
Revenue	619	561	492
Zoladex | US
Revenues
Revenue	13	5	7
Zoladex | Europe
Revenues
Revenue	147	140	135
Zoladex | Rest of World
Revenues
Revenue	169	182	179
Faslodex
Revenues
Revenue	431	580	892
Faslodex | Emerging Markets
Revenues
Revenue	167	180	198
Faslodex | US
Revenues
Revenue	30	55	328
Faslodex | Europe
Revenues
Revenue	113	221	229
Faslodex | Rest of World
Revenues
Revenue	121	124	137
Iressa
Revenues
Revenue	183	268	423
Iressa | Emerging Markets
Revenues
Revenue	151	221	286
Iressa | US
Revenues
Revenue	11	14	17
Iressa | Europe
Revenues
Revenue	5	12	70
Iressa | Rest of World
Revenues
Revenue	16	21	50
Arimidex
Revenues
Revenue	139	185	225
Arimidex | Emerging Markets
Revenues
Revenue	106	147	152
Arimidex | Europe
Revenues
Revenue	4	3	28
Arimidex | Rest of World
Revenues
Revenue	29	35	45
Casodex
Revenues
Revenue	143	172	200
Casodex | Emerging Markets
Revenues
Revenue	105	133	127
Casodex | Europe
Revenues
Revenue	3	3	16
Casodex | Rest of World
Revenues
Revenue	35	36	57
Oncology, Others
Revenues
Revenue	50	51	94
Oncology, Others | Emerging Markets
Revenues
Revenue	29	28	29
Oncology, Others | Europe
Revenues
Revenue	5	4	5
Oncology, Others | Rest of World
Revenues
Revenue	16	19	60
CVRM
Revenues
Revenue	8,020	7,096	6,906
CVRM | Emerging Markets
Revenues
Revenue	3,780	3,203	2,978
CVRM | US
Revenues
Revenue	2,124	2,083	2,209
CVRM | Europe
Revenues
Revenue	1,494	1,228	1,151
CVRM | Rest of World
Revenues
Revenue	622	582	568
Farxiga
Revenues
Revenue	3,000	1,959	1,543
Farxiga | Emerging Markets
Revenues
Revenue	1,195	686	471
Farxiga | US
Revenues
Revenue	732	569	537
Farxiga | Europe
Revenues
Revenue	810	507	373
Farxiga | Rest of World
Revenues
Revenue	263	197	162
Brilinta
Revenues
Revenue	1,472	1,593	1,581
Brilinta | Emerging Markets
Revenues
Revenue	328	461	462
Brilinta | US
Revenues
Revenue	735	732	710
Brilinta | Europe
Revenues
Revenue	346	342	351
Brilinta | Rest of World
Revenues
Revenue	63	58	58
Onglyza
Revenues
Revenue	360	470	527
Onglyza | Emerging Markets
Revenues
Revenue	179	201	176
Onglyza | US
Revenues
Revenue	88	166	230
Onglyza | Europe
Revenues
Revenue	61	58	70
Onglyza | Rest of World
Revenues
Revenue	32	45	51
Bydureon
Revenues
Revenue	385	448	549
Bydureon | Emerging Markets
Revenues
Revenue	3	4	11
Bydureon | US
Revenues
Revenue	321	382	459
Bydureon | Europe
Revenues
Revenue	55	53	66
Bydureon | Rest of World
Revenues
Revenue	6	9	13
Byetta
Revenues
Revenue	55	68	110
Byetta | Emerging Markets
Revenues
Revenue	12	8	12
Byetta | US
Revenues
Revenue	26	37	68
Byetta | Europe
Revenues
Revenue	11	14	19
Byetta | Rest of World
Revenues
Revenue	6	9	11
Other diabetes
Revenues
Revenue	59	47	52
Other diabetes | Emerging Markets
Revenues
Revenue	18	7	1
Other diabetes | US
Revenues
Revenue	22	25	40
Other diabetes | Europe
Revenues
Revenue	17	13	9
Other diabetes | Rest of World
Revenues
Revenue	2	2	2
Roxadustat
Revenues
Revenue	174
Roxadustat | Emerging Markets
Revenues
Revenue	174
Lokelma
Revenues
Revenue	175	76	14
Lokelma | Emerging Markets
Revenues
Revenue	3	5
Lokelma | US
Revenues
Revenue	115	57	13
Lokelma | Europe
Revenues
Revenue	13	4	1
Lokelma | Rest of World
Revenues
Revenue	44	10
Crestor
Revenues
Revenue	1,096	1,180	1,278
Crestor | Emerging Markets
Revenues
Revenue	775	748	806
Crestor | US
Revenues
Revenue	80	92	104
Crestor | Europe
Revenues
Revenue	52	129	148
Crestor | Rest of World
Revenues
Revenue	189	211	220
Seloken/Toprol-XL
Revenues
Revenue	951	821	760
Seloken/Toprol-XL | Emerging Markets
Revenues
Revenue	928	782	686
Seloken/Toprol-XL | US
Revenues
Revenue	1	13	37
Seloken/Toprol-XL | Europe
Revenues
Revenue	11	16	25
Seloken/Toprol-XL | Rest of World
Revenues
Revenue	11	10	12
Atacand
Revenues
Revenue	97	243	221
Atacand | Emerging Markets
Revenues
Revenue	28	175	160
Atacand | US
Revenues
Revenue	4	10	12
Atacand | Europe
Revenues
Revenue	65	35	30
Atacand | Rest of World
Revenues
Revenue		23	19
CVDM, Others
Revenues
Revenue	196	191	271
CVDM, Others | Emerging Markets
Revenues
Revenue	137	126	193
CVDM, Others | US
Revenues
Revenue			(1)
CVDM, Others | Europe
Revenues
Revenue	53	57	59
CVDM, Others | Rest of World
Revenues
Revenue	6	8	20
BioPharmaceuticals: total Respiratory & Immunology
Revenues
Revenue	6,034	5,357	5,391
BioPharmaceuticals: total Respiratory & Immunology | Emerging Markets
Revenues
Revenue	1,749	1,599	1,987
BioPharmaceuticals: total Respiratory & Immunology | US
Revenues
Revenue	2,404	1,941	1,653
BioPharmaceuticals: total Respiratory & Immunology | Europe
Revenues
Revenue	1,247	1,171	1,107
BioPharmaceuticals: total Respiratory & Immunology | Rest of World
Revenues
Revenue	634	646	644
Symbicort
Revenues
Revenue	2,728	2,721	2,495
Symbicort | Emerging Markets
Revenues
Revenue	609	567	547
Symbicort | US
Revenues
Revenue	1,065	1,022	829
Symbicort | Europe
Revenues
Revenue	670	694	678
Symbicort | Rest of World
Revenues
Revenue	384	438	441
Pulmicort
Revenues
Revenue	962	996	1,466
Pulmicort | Emerging Markets
Revenues
Revenue	770	798	1,190
Pulmicort | US
Revenues
Revenue	72	71	110
Pulmicort | Europe
Revenues
Revenue	73	73	81
Pulmicort | Rest of World
Revenues
Revenue	47	54	85
Fasenra
Revenues
Revenue	1,258	949	704
Fasenra | Emerging Markets
Revenues
Revenue	20	12	5
Fasenra | US
Revenues
Revenue	790	603	482
Fasenra | Europe
Revenues
Revenue	286	203	118
Fasenra | Rest of World
Revenues
Revenue	162	131	99
Daliresp/Daxas
Revenues
Revenue	227	217	215
Daliresp/Daxas | Emerging Markets
Revenues
Revenue	4	4	4
Daliresp/Daxas | US
Revenues
Revenue	207	190	184
Daliresp/Daxas | Europe
Revenues
Revenue	15	22	26
Daliresp/Daxas | Rest of World
Revenues
Revenue	1	1	1
Bevespi
Revenues
Revenue	54	48	42
Bevespi | Emerging Markets
Revenues
Revenue	4	1
Bevespi | US
Revenues
Revenue	39	44	42
Bevespi | Europe
Revenues
Revenue	11	3
Saphnelo
Revenues
Revenue	8
Saphnelo | US
Revenues
Revenue	8
Breztri
Revenues
Revenue	203	28	2
Breztri | Emerging Markets
Revenues
Revenue	55	14
Breztri | US
Revenues
Revenue	115	5
Breztri | Europe
Revenues
Revenue	7
Breztri | Rest of World
Revenues
Revenue	26	9	2
Respiratory, Others
Revenues
Revenue	594	398	467
Respiratory, Others | Emerging Markets
Revenues
Revenue	287	203	241
Respiratory, Others | US
Revenues
Revenue	108	6	6
Respiratory, Others | Europe
Revenues
Revenue	185	176	204
Respiratory, Others | Rest of World
Revenues
Revenue	14	13	16
Total Rare Disease
Revenues
Revenue	3,070
Total Rare Disease | Emerging Markets
Revenues
Revenue	196
Total Rare Disease | US
Revenues
Revenue	1,828
Total Rare Disease | Europe
Revenues
Revenue	682
Total Rare Disease | Rest of World
Revenues
Revenue	364
Soliris
Revenues
Revenue	1,874
Soliris | Emerging Markets
Revenues
Revenue	170
Soliris | US
Revenues
Revenue	1,068
Soliris | Europe
Revenues
Revenue	439
Soliris | Rest of World
Revenues
Revenue	197
Utomiris
Revenues
Revenue	688
Utomiris | Emerging Markets
Revenues
Revenue	9
Utomiris | US
Revenues
Revenue	381
Utomiris | Europe
Revenues
Revenue	169
Utomiris | Rest of World
Revenues
Revenue	129
Strensiq
Revenues
Revenue	378
Strensiq | Emerging Markets
Revenues
Revenue	10
Strensiq | US
Revenues
Revenue	297
Strensiq | Europe
Revenues
Revenue	36
Strensiq | Rest of World
Revenues
Revenue	35
Kanuma
Revenues
Revenue	62
Kanuma | Emerging Markets
Revenues
Revenue	7
Kanuma | US
Revenues
Revenue	32
Kanuma | Europe
Revenues
Revenue	20
Kanuma | Rest of World
Revenues
Revenue	3
Andexxa
Revenues
Revenue	68
Andexxa | US
Revenues
Revenue	50
Andexxa | Europe
Revenues
Revenue	18
Total Other medicines
Revenues
Revenue	2,367	2,585	2,601
Total Other medicines | Emerging Markets
Revenues
Revenue	954	971	989
Total Other medicines | US
Revenues
Revenue	221	364	436
Total Other medicines | Europe
Revenues
Revenue	596	720	669
Total Other medicines | Rest of World
Revenues
Revenue	596	530	507
Nexium
Revenues
Revenue	1,326	1,492	1,483
Nexium | Emerging Markets
Revenues
Revenue	705	757	748
Nexium | US
Revenues
Revenue	128	169	218
Nexium | Europe
Revenues
Revenue	62	71	63
Nexium | Rest of World
Revenues
Revenue	431	495	454
Synagis
Revenues
Revenue	410	372	358
Synagis | Emerging Markets
Revenues
Revenue	35
Synagis | US
Revenues
Revenue	23	47	46
Synagis | Europe
Revenues
Revenue	203	325	312
Synagis | Rest of World
Revenues
Revenue	149
FluMist
Revenues
Revenue	253	295	113
FluMist | Emerging Markets
Revenues
Revenue	2	1
FluMist | US
Revenues
Revenue	27	70	20
FluMist | Europe
Revenues
Revenue	222	219	93
FluMist | Rest of World
Revenues
Revenue	2	5
Losec/Prilosec
Revenues
Revenue	180	183	263
Losec/Prilosec | Emerging Markets
Revenues
Revenue	152	152	179
Losec/Prilosec | US
Revenues
Revenue	1	6	10
Losec/Prilosec | Europe
Revenues
Revenue	26	20	49
Losec/Prilosec | Rest of World
Revenues
Revenue	1	5	25
Seroquel XR/IR
Revenues
Revenue	92	117	191
Seroquel XR/IR | Emerging Markets
Revenues
Revenue	46	55	50
Seroquel XR/IR | US
Revenues
Revenue	12	17	34
Seroquel XR/IR | Europe
Revenues
Revenue	29	29	88
Seroquel XR/IR | Rest of World
Revenues
Revenue	5	16	19
Other, Others
Revenues
Revenue	106	126	193
Other, Others | Emerging Markets
Revenues
Revenue	14	6	12
Other, Others | US
Revenues
Revenue	30	55	108
Other, Others | Europe
Revenues
Revenue	54	56	64
Other, Others | Rest of World
Revenues
Revenue	8	9	$ 9
COVID 19
Revenues
Revenue	4,002	2
COVID 19 | Emerging Markets
Revenues
Revenue	2,259
COVID 19 | US
Revenues
Revenue	64
COVID 19 | Europe
Revenues
Revenue	1,101	2
COVID 19 | Rest of World
Revenues
Revenue	578
Vaxzevria
Revenues
Revenue	3,917	2
Vaxzevria | Emerging Markets
Revenues
Revenue	2,240
Vaxzevria | US
Revenues
Revenue	64
Vaxzevria | Europe
Revenues
Revenue	1,035	$ 2
Vaxzevria | Rest of World
Revenues
Revenue	578
Evusheld
Revenues
Revenue	85
Evusheld | Emerging Markets
Revenues
Revenue	19
Evusheld | Europe
Revenues
Revenue	$ 66
Product sales excluding Rare Disease | US
Revenues
Rebate, returns and chargebacks (as a percent)	1.80%
Contractual Managed-care and Medicare | US
Revenues
Rebate, returns and chargebacks (as a percent)	0.80%
Regulatory Medicaid and state programmes | US
Revenues
Rebate, returns and chargebacks (as a percent)	0.50%
Regulatory Medicaid and state programmes | US
Revenues
Rebate, returns and chargebacks (as a percent)	0.40%	1.10%	1.30%
Contractual Managed-care and Medicare | US
Revenues
Rebate, returns and chargebacks (as a percent)	0.70%	1.50%	1.90%